Income (loss) per share	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements [Abstract]
Earnings (loss) per share attributable to common shareholders [Text Block]

17. Income (loss) per share

For the years ended December 31, 2020 and 2019, the calculation of basic and diluted earnings per share is based on the following data:

	Year ended December 31,
	2020	2019

Earnings ($)
Net income (loss) for the year	57,376	(167,928)

Number of shares
Weighted average number of ordinary shares - basic	223,655,880	225,867,169
Effect of dilutive share options	1,263,594	—
Weighted average number of ordinary shares - diluted	224,919,474	225,867,169

For the year ended December 31, 2020, excluded from the calculation of diluted weighted average shares outstanding were 5,978,748 share-based options that were determined to be anti-dilutive.

For the year ended December 31, 2019, the effect of all potentially dilutive securities was anti-dilutive, given that the Company reported a net loss for the year.